Annual Total Returns [BarChart] - LVIP SSGA Large Cap 100 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.32%
2012	12.22%
2013	35.85%
2014	16.73%
2015	(4.67%)
2016	21.53%
2017	18.76%
2018	(11.11%)
2019	27.29%
2020	2.98%